 CAPITAL APPRECIATION FUND
   PAINEWEBBER
            RECENT PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                09/30/95 03/31/95 09/30/94 ENDED 09/30/95 ENDED 09/30/95
------------------------------------------------------------------------
Class A Shares    $15.26   $12.81   $12.22         25.33%         19.13%
------------------------------------------------------------------------
Class B Shares     15.56    13.11    12.56         24.33          18.69
------------------------------------------------------------------------
Class D Shares     14.89    12.54    12.02         24.34          18.74
------------------------------------------------------------------------

Performance Summary Class A Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
04/07/92 - 12/31/92     $ 9.55 $10.50             --             --     9.95%
-----------------------------------------------------------------------------
1993                     10.50  12.19             --             --    16.10
-----------------------------------------------------------------------------
1994                     12.19  11.98        $0.0433             --    (1.36)
-----------------------------------------------------------------------------
01/01/95 - 09/30/95      11.98  15.26             --             --    27.38
-----------------------------------------------------------------------------
                                      Total: $0.0433             --
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          09/30/95:    60.38%
-----------------------------------------------------------------------------

Performance Summary Class B Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
04/07/92 - 12/31/92     $10.00 $10.93             --             --     9.30%
-----------------------------------------------------------------------------
1993                     10.93  12.59             --             --    15.19
-----------------------------------------------------------------------------
1994                     12.59  12.28        $0.0433             --    (2.03)
-----------------------------------------------------------------------------
01/01/95 - 09/30/95      12.28  15.56             --             --    26.71
-----------------------------------------------------------------------------
                                      Total: $0.0433             --
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          09/30/95:    56.15%
-----------------------------------------------------------------------------

Performance Summary Class D Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/02/92 - 12/31/92     $ 8.89 $10.46             --             --    17.66%
-----------------------------------------------------------------------------
1993                     10.46  12.05             --             --    15.20
-----------------------------------------------------------------------------
1994                     12.05  11.75        $0.0433             --    (2.13)
-----------------------------------------------------------------------------
01/01/95 - 09/30/95      11.75  14.89             --             --    26.72
-----------------------------------------------------------------------------
                                      Total: $0.0433             --
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          09/30/95:    68.12%
-----------------------------------------------------------------------------

/1/Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the payable date and do not include sales charges; results for Class A and Class B shares would be lower if sales charges were included.

 CAPITAL APPRECIATION FUND
   PAINEWEBBER
            RECENT PERFORMANCE RESULTS (CONCLUDED)

Average Annual Return

                 % RETURN WITHOUT SALES CHARGE    % RETURN WITH SALES CHARGE
                 -------------------------------- -----------------------------
                             CLASS                           CLASS
                 -------------------------------- -----------------------------
                        A*        B**       D***        A*        B**     D***
-------------------------------------------------------------------------------
Twelve Months
 Ended 09/30/95      25.33%     24.33%     24.34%    19.66%    19.33%    24.34%
-------------------------------------------------------------------------------
Five Years
 Ended 09/30/95        N/A        N/A        N/A       N/A        N/A      N/A
-------------------------------------------------------------------------------
Commencement of
 Operations
 Through
 09/30/95+           14.53      13.65      17.34     13.02     13.23     17.34
-------------------------------------------------------------------------------

 /1Figures/assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates, and do not include sales charges; results for Class A and Class B shares would be lower if sales charges were included.
 * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Class D shares are sold without an initial or a contingent deferred sales charge but bear ongoing 12b-1 distribution and service fees.
 + Commencement of operations dates are April 7, 1992 for Class A and Class B shares and July 2, 1992 for Class D shares.
The data above represents past performance of the Fund's shares, which is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 CAPITAL APPRECIATION FUND
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS              SEPTEMBER 30, 1995 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
COMMON STOCKS - 99.05%
 Air Transport - 1.28%
  21,200   Atlantic Southeast Airlines Incorporated..............   $    495,550
  24,750   Comair Holdings Incorporated..........................        655,875
  83,950   Southwest Airlines Company............................      2,119,738
                                                                    ------------
                                                                       3,271,163
                                                                    ------------
 Apparel, Textiles - 1.09%
  14,500   Cole Kenneth Productions Incorporated*................        509,312
  65,850   Unifi Incorporated....................................      1,613,325
  28,000   Warnaco Group Incorporated............................        672,000
                                                                    ------------
                                                                       2,794,637
                                                                    ------------
 Banks - 0.82%
  13,400   Cullen Frost Bankers Incorporated.....................        623,100
  44,800   Norwest Corporation...................................      1,467,200
                                                                    ------------
                                                                       2,090,300
                                                                    ------------
 Business Machines - 4.69%
  41,000   SCI Systems Incorporated*.............................      1,414,500
  65,900   Silicon Graphics Incorporated*........................      2,265,313
  97,600   Storage Technology Corporation*.......................      2,391,200
  24,200   Sun Microsystems Incorporated*........................      1,524,600
  97,200   3Com Corporation*.....................................      4,422,600
                                                                    ------------
                                                                      12,018,213
                                                                    ------------
 Chemicals - 3.43%
  40,300   Airgas Incorporated*..................................      1,072,987
  11,100   Cytec Industries Incorporated*........................        642,412
  26,750   Engelhard Corporation.................................        678,781
  17,900   Georgia Gulf Corporation..............................        617,550
  20,400   IMC Global Incorporated...............................      1,292,850
  35,300   Millipore Corporation.................................      1,323,750
  40,400   Sybron International Corporation*.....................      1,626,100
  38,100   Union Carbide Corporation.............................      1,514,475
                                                                    ------------
                                                                       8,768,905
                                                                    ------------
 Domestic Petroleum Reserves - 1.11%
  42,500   Apache Corporation....................................      1,115,625
  86,100   Parker and Parsley Petroleum Company..................      1,722,000
                                                                    ------------
                                                                       2,837,625
                                                                    ------------

 CAPITAL APPRECIATION FUND
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS (CONTINUED)  SEPTEMBER 30, 1995 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
COMMON STOCKS - (CONTINUED)
 Drugs, Medicine - 2.85%
  18,300   Amgen Incorporated*...................................   $    912,712
  42,400   Centocor Incorporated*................................        461,100
  55,900   Diametrics Medical Incorporated*......................        635,862
  13,700   Idexx Labs Incorporated*..............................        510,325
  62,200   North American Vaccine Incorporated*..................        691,975
  32,100   Northfield Laboratories Incorporated*.................        593,850
  34,000   R.P. Scherer Corporation*.............................      1,474,750
  49,240   Watson Pharmaceuticals Incorporated*..................      2,018,840
                                                                    ------------
                                                                       7,299,414
                                                                    ------------
 Electric Utilities - 0.64%
  35,800   AES China Generating Company, Class A*................        322,200
  69,902   AES Corporation*......................................      1,328,138
                                                                    ------------
                                                                       1,650,338
                                                                    ------------
 Electronics - 11.68%
  67,400   Analog Devices Incorporated*..........................      2,333,725
  28,600   Arrow Electronics Incorporated*.......................      1,555,125
  34,600   Atmel Corporation*....................................      1,167,750
  14,500   Avid Technology Incorporated*.........................        623,500
  40,800   AVX Corporation New...................................      1,366,800
  31,500   Bay Networks Incorporated*............................      1,681,312
   9,100   Cascade Communications Corporation*...................        448,175
  22,650   Credence Systems Corporation*.........................        821,062
  22,400   KLA Instruments Corporation*..........................      1,797,600
  29,000   Level One Communications Incorporated*................        681,500
  76,400   Linear Technology Corporation.........................      3,170,600
  32,100   LSI Logic Corporation*................................      1,853,775
   4,800   Mattson Technology Incorporated*......................        204,000
  43,900   MEMC Electronic Materials Incorporated*...............      1,190,787
  42,600   Microchip Technology Incorporated*....................      1,613,475
  57,031   Molex Incorporated....................................      1,910,547
  68,250   Sensormatic Electronics Corporation...................      1,569,750
  24,300   Stratacom Incorporated*...............................      1,342,575
  25,400   Synopsys Incorporated*................................        781,050
  15,800   Ultratech Stepper Incorporated*.......................        667,550
  64,800   Xilinx Incorporated*..................................      3,118,500
                                                                    ------------
                                                                      29,899,158
                                                                    ------------
 Healthcare (Non-drug) - 10.73%
  23,140   Apria Healthcare Group Incorporated*..................        572,715
  16,400   Arrow International Incorporated......................        709,300
  75,400   Biomet Incorporated*..................................      1,300,650
  80,150   Health Management Associates*.........................      2,574,819
  27,500   Healthsouth Corporation*..............................        701,250
  35,200   Integrated Health Services Incorporated...............        994,400
  44,600   Medtronic Incorporated................................      2,397,250
  52,900   Mid-Atlantic Medical Services Incorporated*...........      1,038,162

 CAPITAL APPRECIATION FUND
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS (CONTINUED)  SEPTEMBER 30, 1995 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
COMMON STOCKS - (CONTINUED)
 Healthcare (Non-drug) - (concluded)
  200,700  Oxford Health Plans Incorporated*.....................   $ 14,600,925
   35,850  Phycor Incorporated*..................................      1,227,862
   27,400  United HealthCare Corporation.........................      1,339,175
                                                                    ------------
                                                                      27,456,508
                                                                    ------------
 Hotels, Restaurants - 5.63%
  167,700  HFS Incorporated*.....................................      8,783,288
  110,100  La Quinta Inns Incorporated...........................      3,082,800
   36,200  Mirage Resorts Incorporated*..........................      1,190,075
  132,500  Prime Hospitality Corporation*........................      1,358,125
                                                                    ------------
                                                                      14,414,288
                                                                    ------------
 Leisure, Luxury - 0.83%
   31,000  Callaway Golf Company.................................        480,500
   35,300  Department 56 Incorporated*...........................      1,650,275
                                                                    ------------
                                                                       2,130,775
                                                                    ------------
 Life Insurance - 0.53%
   78,800  Life Partners Group Incorporated......................      1,359,300
                                                                    ------------
 Media - 5.93%
   89,000  Comcast Corporation...................................      1,780,000
   44,362  Cox Communications Incorporated*......................        898,331
   40,500  Evergreen Media*......................................      1,154,250
  104,800  Infinity Broadcasting Corporation*....................      3,432,200
   57,275  Tele-Communications Incorporated*.....................      1,532,106
   75,700  Tele-Communications Incorporated, Class A*............      1,324,750
   66,200  Viacom Incorporated, Class B*.........................      3,293,450
   99,000  Westwood One Incorporated*............................      1,782,000
                                                                    ------------
                                                                      15,197,087
                                                                    ------------
 Miscellaneous Finance - 5.26%
   49,350  Advanta Corporation...................................      2,097,375
   65,200  Charles Schwab Corporation............................      1,825,600
   20,200  Credit Acceptance Corporation*........................        545,400
  213,900  Mercury Finance Company...............................      5,213,812
   39,800  Olympic Financial Limited*............................      1,089,525
   44,300  United Asset Management Corporation...................      1,777,538
   64,500  World Acceptance Corporation*.........................        919,125
                                                                    ------------
                                                                      13,468,375
                                                                    ------------
 Motor Vehicles - 2.07%
   24,900  APS Holding Corporation*..............................        603,825
   14,100  Exide Corporation.....................................        705,000
   28,500  General Motors Corporation, Class H...................      1,168,500
   24,600  Gentex Corporation*...................................        590,400
   12,000  Insurance Auto Auctions Incorporated*.................        111,000

 CAPITAL APPRECIATION FUND
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS (CONTINUED)  SEPTEMBER 30, 1995 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
COMMON STOCKS - (CONTINUED)
 Motor Vehicles - (concluded)
   20,900  OEA Incorporated......................................   $    684,475
   40,700  Wabash National Corporation...........................      1,439,763
                                                                    ------------
                                                                       5,302,963
                                                                    ------------
 Oil Service - 1.19%
   60,600  Input/Output Incorporated*............................      2,325,525
   15,300  Production Operators Corporation......................        470,475
    7,600  Sonat Offshore Drilling Incorporated..................        247,950
                                                                    ------------
                                                                       3,043,950
                                                                    ------------
 Other Insurance - 1.82%
   39,500  AFLAC Incorporated....................................      1,639,250
   47,262  Frontier Insurance Group Incorporated.................      1,429,676
   27,600  MGIC Investment Corporation...........................      1,580,100
                                                                    ------------
                                                                       4,649,026
                                                                    ------------
 Paper - 1.52%
   71,600  Federal Paper Board Incorporated......................      2,747,650
   59,900  Stone Container Corporation...........................      1,138,100
                                                                    ------------
                                                                       3,885,750
                                                                    ------------
 Producers Goods - 7.24%
   23,200  ADC Telecommunications Incorporated*..................      1,055,600
   17,600  Adtran Incorporated*..................................        611,600
  105,200  American Power Conversion Corporation*................      1,288,700
    2,500  Asyst Technologies Incorporated*......................        114,687
   28,000  DSC Communications Corporation*.......................      1,659,000
   38,100  Duracell International Incorporated...................      1,709,738
   32,100  Foster Wheeler Corporation............................      1,135,538
   29,200  Greenfield Industries.................................        897,900
   35,800  Ionics Incorporated*..................................      1,490,175
   13,000  Picturetel Corporation*...............................        588,250
   31,800  Summa Four Incorporated*..............................        763,200
   15,000  United States Robotics Corporation*...................      1,278,750
  184,826  Worldcom Incorporated*................................      5,937,535
                                                                    ------------
                                                                      18,530,673
                                                                    ------------
 Retail (Food) - 0.02%
    2,600  Caseys General Stores Incorporated....................         58,825
                                                                    ------------

 CAPITAL APPRECIATION FUND
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS (CONTINUED)  SEPTEMBER 30, 1995 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
COMMON STOCKS - (CONCLUDED)
 Retail (All Other) - 7.48%
   52,800  Autozone Incorporated*................................   $  1,346,400
   23,600  Bed Bath and Beyond Incorporated*.....................        719,800
  114,800  Consolidated Stores Corporation*......................      2,654,750
   18,100  Discount Auto Parts Incorporated*.....................        547,525
   49,022  Dollar General Corporation............................      1,440,021
   25,700  Gymboree Corporation*.................................        774,213
  126,700  Home Shopping Network Incorporated*...................      1,171,975
   34,500  Kohls Corporation*....................................      1,789,688
   49,800  Lowes Companies Incorporated..........................      1,494,000
   26,300  Nordstrom Incorporated................................      1,098,025
   81,375  Office Depot Incorporated*............................      2,451,422
   36,400  Sports Authority Incorporated*........................      1,005,550
   18,000  Talbots Incorporated..................................        713,250
   31,800  Tandy Corporation.....................................      1,931,850
                                                                    ------------
                                                                      19,138,469
                                                                    ------------
 Services - 17.35%
   39,700  Adobe Systems Incorporated............................      2,054,475
   23,000  Alternative Resources Corporation*....................        736,000
   48,200  BMC Software Incorporated*............................      2,217,200
   49,000  Broderbund Software Incorporated*.....................      3,730,125
  241,612  CUC International Incorporated*.......................      8,426,219
   65,700  First Financial Management Corporation................      6,413,962
   51,900  HBO & Company.........................................      3,243,750
   18,000  Intuit Incorporated*..................................        846,000
  164,500  Loewen Group Incorporated.............................      6,785,625
   69,400  Medaphis Corporation*.................................      1,943,200
   50,850  Mutual Risk Management Limited........................      2,008,575
  156,700  Oracle Systems Corporation*...........................      6,013,363
                                                                    ------------
                                                                      44,418,494
                                                                    ------------
 Soaps, Houseware - 0.25%
   26,000  Newell Company........................................        643,500
                                                                    ------------
 Telephone & Telegraph - 3.61%
    8,100  LCI International Incorporated*.......................        317,925
   64,700  MFS Communications Company Incorporated*..............      2,830,625
   74,100  Mobile Telecommunications Technologies Corporation*...      2,287,838
   29,300  Paging Network Incorporated*..........................      1,406,400
   58,200  Vodafone Group, plc ADR...............................      2,386,200
                                                                    ------------
                                                                       9,228,988
                                                                    ------------
 Total Common Stocks (cost - $163,257,598)........................   253,556,724
                                                                    ------------

 CAPITAL APPRECIATION FUND
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS (CONCLUDED)  SEPTEMBER 30, 1995 (UNAUDITED)



 NUMBER OF
  SHARES                                                             VALUE
 ---------                                                        ------------
 Preferred Stock- 0.00%
 Publishing - 0.00%
           Times Mirror Company, New Series B
       3    (cost - $65).....................                     $         72
                                                                  ------------
 PRINCIPAL
  AMOUNT                                        MATURITY INTEREST
   (000)                                          DATE     RATE
 ---------                                      -------- --------
 Repurchase Agreement - 1.25%
  $3,191   Repurchase Agreement dated
            09/29/95 with State Street Bank
            and Trust Company, collateralized
            by $2,935,000 U.S. Treasury
            Bonds, 7.500%, due 11/15/16,
            proceeds: $3,192,396 (cost -
             $3,191,000).....................   10/02/95   5.250%    3,191,000
                                                                  ------------
 Total Investments (cost - $166,448,663) -
   100.30%....................................                     256,747,796
 Liabilities in excess of other assets -
   (0.30)%....................................                        (768,387)
                                                                  ------------
 Net Assets - 100.00%.........................                    $255,979,409
                                                                  ============

-------
   *Non-income producing security
ADR American Depositary Receipt



                 See accompanying notes to financial statements

 CAPITAL APPRECIATION FUND
   PAINEWEBBER
            STATEMENT OF ASSETS AND LIABILITIES   SEPTEMBER 30, 1995 (UNAUDITED)

Assets
Investments at value (cost--$166,448,663)........................ $256,747,796
Cash.............................................................          193
Receivable for investments sold..................................    3,053,865
Receivable for shares of beneficial interest sold................      253,420
Dividends and interest receivable................................       73,011
Deferred organizational expenses.................................       72,373
Other assets.....................................................       44,033
                                                                  ------------
   Total assets..................................................  260,244,691
                                                                  ------------
Liabilities
Payable for investments purchased................................    3,155,574
Payable for shares of beneficial interest repurchased............      602,009
Payable to affiliate.............................................      383,464
Accrued expenses and other liabilities...........................      124,235
                                                                  ------------
   Total liabilities.............................................    4,265,282
                                                                  ------------
Net Assets
Beneficial interest shares of $0.001 par value outstanding
 (unlimited amount authorized)...................................  157,444,217
Accumulated net investment loss..................................   (1,860,845)
Accumulated net realized gains from investment transactions......   10,096,904
Net unrealized appreciation of investments.......................   90,299,133
                                                                  ------------
   Net assets.................................................... $255,979,409
                                                                  ============
Class A:
Net assets....................................................... $ 72,955,435
                                                                  ------------
Shares outstanding...............................................    4,780,800
                                                                  ------------
Net asset value and redemption value per share...................       $15.26
                                                                        ======
Maximum offering price per share (net asset value plus sales
 charge of 4.50% of offering price)..............................       $15.98
                                                                        ======
Class B:
Net assets....................................................... $156,029,566
                                                                  ------------
Shares outstanding...............................................   10,024,891
                                                                  ------------
Net asset value and offering price per share.....................       $15.56
                                                                        ======
Class D:
Net assets....................................................... $ 26,994,408
                                                                  ------------
Shares outstanding...............................................    1,813,493
                                                                  ------------
Net asset value, offering price and redemption value per share...       $14.89
                                                                        ======

                 See accompanying notes to financial statements

 CAPITAL APPRECIATION FUND

   PAINEWEBBER
            STATEMENT OF OPERATIONS
                         FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995 (UNAUDITED)

Investment income:
Dividends................   $   511,813
Interest.................       150,248
                            -----------
                                662,061
                            -----------
Expenses:
Investment advisory and
 administration fees.....     1,183,452
Service fees--Class A....        83,161
Service and distribution
 fees--Class B...........       722,871
Service and distribution
 fees--Class D...........       127,938
Transfer agency and
 service fees............       143,087
Reports and notices to
 shareholders............        72,784
Legal and audit..........        52,669
Custody and accounting...        50,207
Federal and state
 registration fees.......        40,836
Amortization of
 organizational expenses.        23,951
Trustees' fees and
 expenses................        10,625
Other expenses...........        10,729
                            -----------
                              2,522,310
                            -----------
Net investment loss......    (1,860,249)
                            -----------
Realized and unrealized
 gains from investment
 transactions:
Net realized gains from
 investment transactions.    11,179,776
Net change in unrealized
 appreciation/depreciation
 of investments..........    31,675,259
                            -----------
Net realized and
 unrealized gains from
 investment transactions.    42,855,035
                            -----------
Net increase in net
 assets resulting from
 operations..............   $40,994,786
                            ===========



                 See accompanying notes to financial statements

 CAPITAL APPRECIATION FUND
   PAINEWEBBER
            STATEMENT OF CHANGES IN NET ASSETS

                                                     FOR THE SIX
                                                    MONTHS ENDED   FOR THE YEAR
                                                    SEPTEMBER 30,     ENDED
                                                        1995        MARCH 31,
                                                     (UNAUDITED)       1995
                                                    -------------  ------------
From operations:
Net investment loss...............................  $ (1,860,249)  $ (2,926,875)
Net realized gains (losses) from investment
 transactions.....................................    11,179,776       (912,595)
Net change in unrealized appreciation/depreciation
 of investments...................................    31,675,259     24,069,375
                                                    ------------   ------------
Net increase in net assets resulting from
 operations.......................................    40,994,786     20,229,905
                                                    ------------   ------------
Dividends and distributions to shareholders from:
Net realized gains from investment transactions--
 Class A..........................................           --        (211,540)
Net realized gains from investment transactions--
 Class B..........................................           --        (461,992)
Net realized gains from investment transactions--
 Class D..........................................           --         (93,302)
                                                    ------------   ------------
                                                             --        (766,834)
                                                    ------------   ------------
From beneficial interest transactions:
Net proceeds from the sale of shares..............    25,680,093     60,709,970
Cost of shares repurchased........................   (37,663,635)   (76,165,555)
Proceeds from dividends and distributions
 reinvested.......................................           --         726,370
                                                    ------------   ------------
Net decrease in net assets derived from beneficial
 interest transactions............................   (11,983,542)   (14,729,215)
                                                    ------------   ------------
Net increase in net assets........................    29,011,244      4,733,856
Net assets:
Beginning of period...............................   226,968,165    222,234,309
                                                    ------------   ------------
End of period.....................................  $255,979,409   $226,968,165
                                                    ============   ============


                 See accompanying notes to financial statements

 NOTES TO FINANCIAL STATEMENTS            (UNAUDITED)
   PAINEWEBBER

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Capital Appreciation Fund (the "Fund") is a diversified series of PaineWebber Managed Assets Trust (the "Trust"), which was organized as a business trust under the laws of the Commonwealth of Massachusetts by a Declaration of Trust dated August 9, 1991 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company.

Organizational Matters - Prior to commencing operations on April 7, 1992, the Fund had no activities other than organizational matters and activities related to the initial public offering and the issuance, at net asset value, of 5,236 Class A shares and 5,000 Class B shares of the Fund for a total of $100,000 to Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Fund. The Fund incurred costs of $242,000 in connection with the organization of the Fund and the registration of its shares. Such costs have been deferred and are being amortized using the straight-line method over the period of benefit, not to exceed five years, beginning with the commencement of operations of the Fund.

The Fund offers Class A, Class B and Class D shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structure, ongoing distribution charges and transfer agency expenses. In addition, Class B shares, along with their pro-rata reinvested dividends shares, automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal rights as to voting privileges, except that each class has exclusive voting rights with respect to its distribution plan. Effective November 10, 1995, the Fund began using industry standardized nomenclatures and Class D shares were renamed Class C shares.

Valuation of Investments - Securities which are listed on U.S. and foreign stock exchanges are valued at the last sales price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by Denver Investment Advisors, LLC, the sub-adviser of the Fund ("Sub-Adviser"), as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on the National Association of Securities Dealers Quotation System ("NASDAQ") are valued at the last trade price on NASDAQ prior to the time of valuation; other OTC securities are valued at the last bid price available in the OTC market prior to the time of valuation. The amortized cost method of valuation is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities and

 NOTES TO FINANCIAL STATEMENTS            (CONTINUED)
   PAINEWEBBER
assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Repurchase Agreements - The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

Investment Transactions and Investment Income - Investment transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date.

Income, expenses (excluding class-specific expenses) and realized and unrealized gains and losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Federal Tax Status - The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

At March 31, 1995, the Fund had a net capital loss carryforward of $134,660. The loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire by March 31, 2003.

Dividends and Distributions - Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered

 NOTES TO FINANCIAL STATEMENTS            (CONTINUED)
   PAINEWEBBER
temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

CONCENTRATION OF RISK

Investing in securities of medium-sized and smaller companies entails greater market volatility and risks of adverse financial developments than is the case for securities of larger companies. In addition, the Fund's ability to invest in U.S. dollar-denominated foreign equity securities and ability to use options and futures contracts also entail special risks.

INVESTMENT ADVISER AND ADMINISTRATOR

The Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets.

At September 30, 1995, the Fund owed Mitchell Hutchins $210,143 in investment advisory and administration fees.

Under a separate contract, Mitchell Hutchins (not the Fund) pays the Sub-Adviser a monthly fee in an amount equal to 50% of the fee paid to Mitchell Hutchins under the Advisory Contract.

In compliance with applicable state securities laws, Mitchell Hutchins will reimburse the Fund if, and to the extent that, the aggregate operating expenses in any fiscal year, exclusive of taxes, distribution fees, interest, brokerage fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation applicable to the Fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the six months ended September 30, 1995, no reimbursements were required pursuant to the above limitation.

 NOTES TO FINANCIAL STATEMENTS            (CONTINUED)
   PAINEWEBBER

DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to the Class A, Class B and Class D shares, each class of shares of each Fund pays Mitchell Hutchins monthly service fees at an annual rate of up to 0.25% of the average daily net assets of Class A, Class B and Class D shares and monthly distribution fees at the annual rate of up to 0.75% of the average daily net assets on Class B and Class D shares. At September 30, 1995, the Fund owed Mitchell Hutchins $165,512 in service and distribution fees.

Mitchell Hutchins also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charge paid upon certain redemptions of Class B shares. Mitchell Hutchins has informed the Fund that for the six months ended September 30, 1995, it earned the following amounts in sales charges:

Initial sales charges--Class A........................................ $ 47,433
Contingent deferred sales charges--Class B............................ $289,854

TRANSFER AGENCY SERVICE FEES

The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services for the six months ended September 30, 1995, PaineWebber earned $47,886 from the Fund. At September 30, 1995, the Fund owed PaineWebber $7,809 for transfer agency service fees.

INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at September 30, 1995 was substantially the same as the cost of securities for financial statement purposes.

At September 30, 1995, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of
 value over cost).................................................. $94,369,706
Gross depreciation (investments having an excess of
 cost over value)..................................................  (4,070,573)
                                                                    -----------
Net unrealized appreciation of investments......................... $90,299,133
                                                                    ===========

For the six months ended September 30, 1995, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $68,883,529 and $82,211,633, respectively.

 NOTES TO FINANCIAL STATEMENTS            (CONCLUDED)
   PAINEWEBBER
SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                 CLASS A                   CLASS B                   CLASS D
SIX MONTHS ENDED         ------------------------  ------------------------  ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
 SEPTEMBER 30, 1995:     ----------  ------------  ----------  ------------  ----------  ------------
Shares sold.............    415,404  $  5,770,021     967,456  $ 13,840,132     455,277  $  6,069,940
Shares repurchased......   (566,792)   (7,741,951) (1,528,852)  (21,430,600)   (634,469)   (8,491,084)
Dividends and
 distributions
 reinvested ............        --            --          --            --          --            --
Shares converted from
 Class B to Class A.....     38,706       505,319     (37,362)     (505,319)        --            --
                         ----------  ------------  ----------  ------------  ----------  ------------
Net decrease............   (112,682) $ (1,466,611)   (598,758) $ (8,095,787)   (179,192) $ (2,421,144)
                         ==========  ============  ==========  ============  ==========  ============
YEAR ENDED
 MARCH 31, 1995:
Shares sold.............  1,128,965  $ 13,488,888   2,498,776  $ 30,671,219   1,419,592  $ 16,549,863
Shares repurchased...... (1,424,925)  (16,920,379) (2,901,275)  (35,430,825) (2,033,268)  (23,814,351)
Dividends and
 distributions
 reinvested.............     16,909       200,035      35,933       436,234       7,761        90,101
Shares converted from
 Class B to Class A.....    149,411     1,760,450    (145,260)   (1,760,450)        --            --
                         ----------  ------------  ----------  ------------  ----------  ------------
Net decrease............   (129,640) $ (1,471,006)   (511,826) $ (6,083,822)   (605,915) $ (7,174,387)
                         ==========  ============  ==========  ============  ==========  ============

 CAPITAL APPRECIATION FUND
   PAINEWEBBER




                      [This Page Intentionally Left Blank]

 CAPITAL APPRECIATION FUND
   PAINEWEBBER

            FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                   CLASS A
                                   -------------------------------------------
                                      FOR THE                         FOR THE
                                    SIX MONTHS    FOR THE YEARS       PERIOD
                                       ENDED          ENDED          APRIL 7,
                                   SEPTEMBER 30,    MARCH 31,        1992+ TO
                                       1995      -----------------   MARCH 31,
                                    (UNAUDITED)   1995      1994       1993
                                   ------------- -------   -------   ---------
 Net asset value, beginning of
  period........................       $12.81     $11.65    $10.53     $ 9.55
                                      -------    -------   -------    -------
 Net investment loss............        (0.07)     (0.09)    (0.09)     (0.06)
 Net realized and unrealized
  gains from investment
  transactions..................         2.52       1.29      1.21       1.04
                                      -------    -------   -------    -------
 Net increase from investment
  operations....................         2.45       1.20      1.12       0.98
                                      -------    -------   -------    -------
 Distributions from net realized
  gains.........................          --       (0.04)      --         --
                                      -------    -------   -------    -------
 Net asset value, end of period.       $15.26     $12.81    $11.65     $10.53
                                      =======    =======   =======    =======
 Total investment return (1)....        19.13 %    10.36 %   10.64 %    10.26 %
                                      =======    =======   =======    =======
 Ratios/Supplemental Data:
 Net assets, end of period
  (000's).......................      $72,955    $62,673   $58,523    $48,582
 Ratio of expenses to average
  net assets....................         1.58 %*    1.58 %    1.54 %     1.72 %*
 Ratio of net investment loss to
  average net assets............        (1.02)%*   (0.79)%   (0.84)%    (0.78)%*
 Portfolio turnover rate........           30 %       42 %      60 %       51 %

---------
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A and Class B shares would be lower if sales charges were included. Total investment return information for periods of less than one year have not been annualized.
 * Annualized
 + Commencement of offering of shares

 CAPITAL APPRECIATION FUND
   PAINEWEBBER


                 CLASS B                                          CLASS D
----------------------------------------------    -------------------------------------------
   FOR THE                            FOR THE        FOR THE                         FOR THE
 SIX MONTHS      FOR THE YEARS        PERIOD       SIX MONTHS    FOR THE YEARS       PERIOD
    ENDED            ENDED           APRIL 7,         ENDED          ENDED           JULY 2,
SEPTEMBER 30,      MARCH 31,         1992+ TO     SEPTEMBER 30,    MARCH 31,        1992+ TO
    1995       -------------------   MARCH 31,        1995      -----------------   MARCH 31,
 (UNAUDITED)     1995       1994       1993        (UNAUDITED)   1995      1994       1993
-------------  --------   --------   ---------    ------------- -------   -------   ---------
    $13.11       $12.02     $10.94     $10.00         $12.54     $11.50    $10.47     $ 8.89
  --------     --------   --------   --------        -------    -------   -------    -------
     (0.14)       (0.20)     (0.17)     (0.11)         (0.14)     (0.19)    (0.10)     (0.05)
      2.59         1.33       1.25       1.05           2.49       1.27      1.13       1.63
  --------     --------   --------   --------        -------    -------   -------    -------
      2.45         1.13       1.08       0.94           2.35       1.08      1.03       1.58
  --------     --------   --------   --------        -------    -------   -------    -------
       --         (0.04)       --         --             --       (0.04)      --         --
  --------     --------   --------   --------        -------    -------   -------    -------
    $15.56       $13.11     $12.02     $10.94         $14.89     $12.54    $11.50     $10.47
  ========     ========   ========   ========        =======    =======   =======    =======
     18.69 %       9.46 %     9.87 %     9.40 %        18.74 %     9.45 %    9.84 %    17.77 %
  ========     ========   ========   ========        =======    =======   =======    =======
  $156,030     $139,302   $133,828   $105,490        $26,994    $24,993   $29,884    $13,806
      2.34 %*      2.34 %     2.30 %     2.49 %*        2.37 %*    2.35 %    2.28 %     2.31 %*
     (1.78)%*     (1.56)%    (1.60)%    (1.55)%*       (1.81)%*   (1.57)%   (1.58)%    (1.53)%*
        30 %         42 %       60 %       51 %           30 %       42 %      60 %       51 %

 CAPITAL APPRECIATION FUND
   PAINEWEBBER

SHAREHOLDER INFORMATION

A special meeting of shareholders of the Fund was held on March 1, 1995. At the meeting, shareholders approved a new Sub-Advisory Contract among Mitchell Hutchins, Denver Investment Advisors, LLC ("DIA, LLC") and the Fund.

The vote was as follows:

                                      ALL SHARES OF THE FUND VOTING AS A SINGLE
                                                        CLASS
                                      ------------------------------------------
                                       SHARES      SHARES           SHARES
                                      VOTED FOR VOTED AGAINST WITHHOLD AUTHORITY
                                      --------- ------------- ------------------
Approval of Sub-Advisory Contract.... 7,843,910    213,637         766,921

Broker non-votes and abstentions are included within the "Shares Withhold Authority" totals.

Shareholders of the Fund were asked to approve the new Sub-Advisory Contract, because some of the principal officers of Denver Investment Advisors, Inc., the Fund's sub-adviser ("DIA, Inc.") had been in negotiations with First Interstate BanCorp to purchase certain assets and assume certain liabilities of DIA, Inc. Pursuant to the transaction, the principal officers and substantially all of the employees of DIA, Inc. were to be employed by the purchasing entity, DIA, LLC. A new Sub-Advisory Contract among the Fund, Mitchell Hutchins and DIA, LLC had to be approved by shareholders of the Fund because the consummation of the transaction would have caused the Fund's Sub-Advisory Contract with DIA, Inc. to terminate automatically under the terms of that contract and the 1940 Act.